Other liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about other non-current liabilities
	March 31, 202 3	March 31, 202 2
Other liabilities	55,877	60,742
	55,877	60,742
Financial liabilities included in other liabilities	19,877	60,742